Earnings per share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Disclosure of Detailed Information About Earnings Per Share [Line Items]
Antidilutive securities (in shares)	0	0	0
PSA
Disclosure of Detailed Information About Earnings Per Share [Line Items]
Number of warrants issued (in shares)				39,727,324